Interim Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated interim financial information
Revenues	$ 562,400	$ 537,042	$ 479,893	$ 384,997	$ 421,496	$ 402,392	$ 400,411	$ 338,744	$ 1,964,332	$ 1,563,043	$ 1,320,641
Less:
Cost of services, rentals and sales	293,596	285,124	250,667	217,022	240,149	216,564	211,214	180,565	1,046,409	848,492	751,530
Depreciation, depletion, amortization and accretion	67,264	61,807	60,020	55,824	55,157	53,524	51,238	48,178	244,915	208,097	193,992
Gross Profit	201,540	190,111	169,206	112,151	126,190	132,304	137,959	110,001
Net income from continuing operations	$ 53,338	$ 54,799	$ 41,375	$ 9,877	$ 16,014	$ 25,809	$ 23,949	$ 20,374	$ 159,389	$ 86,146	$ (120,540)
Earnings per share from continuing operations:
Basic	$ 0.67	$ 0.69	$ 0.52	$ 0.12	$ 0.20	$ 0.33	$ 0.30	$ 0.26	$ 2.00	$ 1.09	$ (1.54)
Diluted	$ 0.67	$ 0.67	$ 0.51	$ 0.12	$ 0.20	$ 0.32	$ 0.30	$ 0.26	$ 1.97	$ 1.08	$ (1.54)